Rule 24f-2 Notice
                             Colonial Trust IV
                               File #2-62492


1.   Colonial Trust IV
     One Financial Center
     Boston, MA 02111

2. Name of each series or class of funds for which this notice is filed:

     Colonial High Yield Municipal Fund, Class A & B
     Colonial Intermediate Tax-Exempt Fund, Class A & B
     Colonial Short-Term Tax Exempt Fund, Class A & B
     Colonial Tax-Exempt Fund, Class A & B
     Colonial Tax-Exempt Insured Fund, Class A & B
     Colonial Utilities Fund, Class A & B

3.   Investment Company Act File #                       811-2865

     Securities Act File Number #                        2-62492

4.   Last day of fiscal year for which this notice
     is filed:                                           11/30/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration.

6. Date of termination of issuer's declaration under rule 24-f2(a)(1),if applicable:

7.   Number and amount of securities of the same
     class or series which had been registered under
     the Securities Act of 1933 other than pursuant to
     rule 24-f2 in a prior fiscal year, but which
     remained unsold at the beginning of the fiscal
     year:                                               0

8.   Number and amount of securities registered during
     the fiscal year other than pursuant to rule 24f-2:  0

9.   Number and aggregate sale price of securities sold
     during the fiscal year:                     Shares      85,318,562

                                                 Dollars $1,038,887,764

10.  Number and aggregate sale price of securities sold
     during the fiscal year in reliance upon registration
     pursuant to rule 24f-2:                     Shares      85,318,562

                                                 Dollars $1,038,887,764

11.  Number and aggregate sale price of securities issued
     during the fiscal year in connection with dividend
     reinvestment plans, if applicable:                  (Included in
                                                          Item 10)

12.  Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
     fiscal year in reliance on rule 24f-2:              $1,038,887,764

(ii) Aggregate price of shares issued in connection with
     dividend reinvestment plans:                        (Included in
                                                          12 (i) above)

(iii) Aggregate price of shares redeemed or repurchased
     during the fiscal year:                             $1,270,435,601

(iv) Aggregate price of shares redeemed or repurchased
     and previously applied as a reduction to filing
     fees pursuant to rule 24e-2:                        0

(v)  Net aggregate price of securities sold and issued
     during the fiscal year in reliance on rule 24f-2:   $ (231,547,837)

(vi) Multiplier prescribed by Section 6(b) of the
     Securities Act of 1933 or other applicable law
     or regulation:                                      0.00034482758

(vii)Fee due:                                            $0.00

13.  Date of Mailing or wire transfer of filing fee
     to the Commission's lockbox depository              01/26/96

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.




                        By ________________________
                             Michael H. Koonce
                            Assistant Secretary

January 26, 1996
Colonial Trust IV           -2-             January 26, 1996

3005273.01









                              January 26, 1996


Colonial Trust IV
One Financial Center
Boston, Massachusetts  02111

Ladies and Gentlemen:

     We understand that Colonial Trust IV (the "Trust") is about to file a Rule 24f-2 Notice (the "Notice") with the Securities and Exchange Commission (the "Commission") pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, making definite the registration of 85,318,562 shares of beneficial interest (the "Shares") of the Trust sold in reliance upon the Rule during the Trust's fiscal year ended November 30, 1995.

     We have acted as counsel for the Trust since its organization and are familiar with the action taken by its board of trustees to authorize the issuance of the Shares. We have examined records of meetings of its board of trustees and shareholders, its By-Laws and its Agreement and Declaration of Trust and amendments thereto on file at the office of the Secretary of the Commonwealth of Massachusetts. We have also examined such other documents as we deem necessary for the purpose of this opinion.

     We assume that appropriate action has been taken to register or qualify the sale of the Shares under any applicable state and federal laws regulating offerings and sales of securities and that the Notice will be timely filed. We also assume that the Trust or its authorized agent received the authorized payment for the Shares in accordance with the terms described in the Trust's Registration Statement (File No. 811-2865) under the Securities Act of 1933.

     Based upon the foregoing, we are of the opinion that the Shares were validly issued, fully paid and nonassessable.

     The Trust is an entity of the type commonly known as a "Massachusetts Business Trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of the Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

     We consent to this opinion accompanying the Notice when filed with the Commission.

                              Very truly yours,



                              Ropes & Gray